Assets Under Development - MKII conversion costs (Details) - Engineering, procurement and construction agreement. MKII EPC $ in Thousands	Sep. 30, 2025 USD ($)
Other Commitments [Line Items]
2025	$ 109,434
2026	414,406
2027	398,938
2028	354,282
Total	1,277,060
Accounts payable and accrued liabilities
Other Commitments [Line Items]
Total	$ 43,400